UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle, Suite E 400
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  028-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Francois Perusse-Massicotte
Title:     Chief Compliance Officer
Phone:     514-673-1476

Signature, Place, and Date of Signing:

 /s/ Francois Perusse-Massicotte  Montreal, Quebec, Canada    January 18, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $222,722 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BIOMED REALTY TRUST INC        COM              09063H107     1123    58100 SH       SOLE                    58100        0        0
BOSTON PROPERTIES INC          COM              101121101    12771   120700 SH       SOLE                   120700        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     2953    43300 SH       SOLE                    43300        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     1366    54700 SH       SOLE                    54700        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105     2029   312600 SH       SOLE                   312600        0        0
DIGITAL RLTY TR INC            COM              253868103    14430   212550 SH       SOLE                   212550        0        0
EPR PPTYS                      COM SH BEN INT   26884U109     3984    86400 SH       SOLE                    86400        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    21058   371586 SH       SOLE                   371586        0        0
HEALTH CARE REIT INC           COM              42217K106     3965    64700 SH       SOLE                    64700        0        0
HIGHWOODS PPTYS INC            COM              431284108     4171   124700 SH       SOLE                   124700        0        0
HOME PROPERTIES INC            COM              437306103    13010   212200 SH       SOLE                   212200        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    17404  1110684 SH       SOLE                  1110684        0        0
ISHARES TR                     DJ US REAL EST   464287739     7890   122000 SH  PUT  SOLE                   122000        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     3101    86700 SH       SOLE                    86700        0        0
MACK CALI RLTY CORP            COM              554489104     2927   112100 SH       SOLE                   112100        0        0
MID-AMER APT CMNTYS INC        COM              59522J103    11325   174900 SH       SOLE                   174900        0        0
PROLOGIS INC                   COM              74340W103    14388   394300 SH       SOLE                   394300        0        0
SENIOR HSG PPTYS TR            SH BEN INT       81721M109     4766   201600 SH       SOLE                   201600        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    38827   245600 SH       SOLE                   245600        0        0
TAUBMAN CTRS INC               COM              876664103    11060   140500 SH       SOLE                   140500        0        0
VENTAS INC                     COM              92276F100    24471   378100 SH       SOLE                   378100        0        0
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101     2748   105100 SH       SOLE                   105100        0        0
WEINGARTEN RLTY INVS           SH BEN INT       948741103     2955   110400 SH       SOLE                   110400        0        0